Document And Entity Information	Sep. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2023
Entity Registrant Name	Eledon Pharmaceuticals, Inc.
Entity Central Index Key	0001404281
Entity Emerging Growth Company	false
Securities Act File Number	001-36620
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-1000967
Entity Address, Address Line One	19900 MacArthur Blvd.
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	238-8090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ELDN
Security Exchange Name	NASDAQ